Financial debt - Royalty Certificates liabilities (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Jan. 18, 2024 EUR (€)	Aug. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Financial liabilities	€ 91,784			€ 63,760	€ 27,701
Borrowings	54,082			44,390	10,119	€ 10,055
Notional Amount		€ 25,000
Financial liabilities, at fair value	€ 92,594			€ 63,760	€ 27,701
Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Royalty certificates, effective interest rate	31.90%
Borrowings	€ 6,300		€ 5,100
Notional Amount			€ 5,100
Financial liabilities, at fair value	€ 9,600
Discount rate, measurement input [member] | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.249